Related Party Transactions (Details Narrative) - USD ($)													1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2023	Sep. 19, 2023	Aug. 14, 2023	Jul. 17, 2023	Jun. 22, 2023	Mar. 13, 2023	Jan. 31, 2023	Jan. 30, 2023	Sep. 29, 2022	Sep. 26, 2022	Jan. 05, 2022	Mar. 26, 2021	Mar. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Related Party Transaction [Line Items]
Accrued unpaid wages and vacation							$ 66,205							$ 81,688		$ 66,205	$ 65,807
Non cash payment							$ 50,000							$ 9,751		$ 50,000
Interest rate							10.00%		3.15%							10.00%
Maturity date														Jan. 31, 2024		Jan. 31, 2024
Proceeds from advances, related party														$ 1,363	$ 19,550	$ 24,550
Repaid expenses															18,996	18,996
Issuance of shares				476,338
Share issued price per share				$ 0.0637						$ 0.15	$ 0.269
Fair value adjustment of warrants				$ 8,632										319,226		9,167
Cash proceeds from issuance of shares				$ 20,000										$ 999,751	$ 192,030	195,030	$ 287,374
Optin granted										75,000
Fair value of derivative										$ 6,302
Exercise price			$ 0.0597	$ 0.0588	$ 0.0590				$ 0.15
Fair value of stock options									$ 104,226
Subscription receivables							$ 101,100									101,100
Interest payable							$ 708									$ 708
Warrants exercise price per share											$ 0.377			$ 0.21
Increase in promissory note														$ 86,579
Interest rate														10.00%
Cash proceeds														$ 35,000
Expenses paid by related party														$ 1,579
Owned shares							18,671,159							49,813,861		18,671,159
Options granted														595,000		987,760
Exercise price														$ 0.06		$ 2.18
Number of options exercised														250,000		674,000
Fair value stock price			$ 0.0658	$ 0.0637	$ 0.0590
Term			10 years	3 years	10 years									3 years
Volatility			172.00%	165.00%	173.00%
Discount rate			4.19%	4.34%	3.90%
Dividend yield			0.00%	0.00%	0.00%									0.00%
Warrants expiration term				3 years										3 years
Volatility, minimum														164.00%
Volatility, maximum														166.00%
Discount rate, minimum														4.23%
Discount rate, maximum														4.82%
Common Class A [Member]
Related Party Transaction [Line Items]
Owned shares							102,000							250,000		102,000
Common Stock [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares				1
Warrant [Member]
Related Party Transaction [Line Items]
Optin granted														11,998,743		91,853	1,770,051
Minimum [Member]
Related Party Transaction [Line Items]
Share issued price per share							$ 0.144							$ 0.0419		$ 0.144
Exercise price														0.0419
Fair value stock price														0.04
Maximum [Member]
Related Party Transaction [Line Items]
Share issued price per share							$ 0.262							0.0753		$ 0.262
Exercise price														0.0753
Fair value stock price														$ 0.0637
Officer [Member]
Related Party Transaction [Line Items]
Advances from related party							$ 5,000									$ 5,000
Related Party [Member]
Related Party Transaction [Line Items]
Advances from related party							5,000							$ 9,520		5,000
Related party expenses														3,157
Notes payable to related party							50,000							76,828		50,000	$ 13,121
Subscription receivable							117,468							$ 117,850		117,468
Mr Gross [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of shares	250,000	199,000
Aggregate consideration		$ 9,781
Owned shares	250,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from advances, related party																4,446
Repaid expenses																16,946
Issuance of shares												17,006	49,412
Share issued price per share												$ 1.176	$ 1.113
Warrants exercise price per share												$ 1.646	$ 1.558
Options granted						250,000
Options expiration period						10 years
Exercise price						$ 0.067
Total fair value of options vested upon issuance						$ 16,750
Number of options exercised						250,000
Warrants expiration term												3 years	3 years
Chief Executive Officer [Member] | Note Agreement [Member]
Related Party Transaction [Line Items]
Interest rate						3.15%
Maturity date						Mar. 15, 2028
Note value as per agreement						$ 16,750
Chief Executive Officer [Member] | Officer [Member]
Related Party Transaction [Line Items]
Advances from related party							12,500									12,500
Board Members [Member]
Related Party Transaction [Line Items]
Proceeds from advances, related party																2,050
Repaid expenses																5,000
Board Members [Member] | Officer [Member]
Related Party Transaction [Line Items]
Advances from related party							$ 7,050									7,050
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Proceeds from advances, related party																13,650
Repaid expenses																13,650
Repaid advance																$ 5,000
Issuance of shares								23,812						23,521,147		85,204
Share issued price per share								$ 0.176
Cash proceeds from issuance of shares								$ 3,000						$ 970,000
Conversion of stock, amount converted											$ 250,830
Payments to acquire equipment														$ 1,908
Board of Directors Chairman [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of shares		199,000
Cash proceeds from issuance of shares		$ 9,751
Board of Directors Chairman [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares								1						1		1
Board of Directors Chairman [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares								0.50								0.50
Board of Directors Chairman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share issued price per share							$ 0.103									$ 0.103
Board of Directors Chairman [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share issued price per share							$ 0.187									$ 0.187
Board of Directors Chairman [Member] | Officer [Member]
Related Party Transaction [Line Items]
Advances from related party							$ 5,000									$ 5,000
Employee [Member]
Related Party Transaction [Line Items]
Issuance of shares									674,000
Grants									674,000
Aggregate consideration									$ 101,100
Brett Gross [Member]
Related Party Transaction [Line Items]
Conversion of stock, amount converted											$ 375,357
Mr Gross [Member]
Related Party Transaction [Line Items]
Issuance of shares											1,395,379
Mr Gross [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant issued											697,690
Mr. O'Heeron [Member]
Related Party Transaction [Line Items]
Issuance of shares											932,454
Mr. O'Heeron [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant issued											466,227
Board of Directors [Member]
Related Party Transaction [Line Items]
Options granted			75,000		150,000
Options expiration period			10 years			10 years
Exercise price			$ 0.0594		$ 0.059
Total fair value of options vested upon issuance			$ 4,935		$ 8,850
Issuance of vested option					50.00%
Remaining vested option percentage					50.00%